PennantPark Enhanced Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS — 104.43% Principal Amount Fair Value
Ares Loan Funding II, Ltd. 2022-ALF2A ER2, 9.93%, 10/20/2038 (3MO
SOFR + 625 bps)
( a)(b)
$ 1,000,000 $ 964,237
Bain Capital Credit CLO 2024-3 E, 9.93%, 7/16/2037 (3MO SOFR +
625 bps)
( a)(b)
500,000 478,002
Barings CLO 2019-3A ERR, 9.53%, 1/20/2036 (3MO SOFR + 585 bps)
( a)(b)
1,000,000 975,891
CBAMR 2017-2A ERR, 9.29%, 4/17/2039 (3MO SOFR + 568 bps)
( a)(b)
1,000,000 984,997
Churchill MMSLF CLO 2023-3A ER, 9.93%, 4/20/2038 (3MO SOFR +
625 bps)
( a)(b)
1,000,000 989,427
CQS US CLO 2025-4A ER, 10.57%, 7/20/2039 (3MO SOFR + 684 bps)
( a)
(b)
1,000,000 990,000
Eldridge MMPC CLO 2026-2A E, 11.47%, 7/15/2038 (3MO SOFR +
785 bps)
( a)(b)
1,000,000 1,002,458
Elmwood CLO I Ltd. 2019-1A ER3, 9.63%, 4/20/2037 (3MO SOFR +
595 bps)
( a)(b)
1,000,000 976,908
Fortress Credit Opportunities XXIII CLO 2024-23A ER, 12.14%,
4/15/2038 (3MO SOFR + 850 bps)
( a)(b)
1,250,000 1,256,147
Galaxy 32 CLO Ltd. 2023-32A ER, 9.53%, 1/20/2039 (3MO SOFR +
585 bps)
( a)(b)
1,000,000 1,002,455
Invesco US CLO 2024-3X E, 10.18%, 7/20/2037 (3MO SOFR +
650 bps)
( a)(b)
1,000,000 952,222
Kennedy Lewis CLO 15 2024-15A E, 10.38%, 7/20/2037 (3MO SOFR +
650 bps)
( a)(b)
537,500 528,808
MCF CLO 11 LLC 2026-1A E, 10.09%, 4/20/2038 (3MO SOFR +
650 bps)
( a)(b)
1,000,000 990,525
Oaktree CLO 2019-3A ER2, 10.43%, 1/20/2038 (3MO SOFR + 675 bps)
( a)
(b)
500,000 494,085
Oaktree CLO 2022-1A ER, 9.67%, 7/15/2038 (3MO SOFR + 600 bps)
( a)(b)
452,000 436,293
Octagon Investment Partners 2020-1A ER2, 9.66%, 1/22/2038 (3MO
SOFR + 600 bps)
( a)(b)
890,000 868,641
Rad CLO 9 Ltd. 2020-9A ER, 9.42%, 1/15/2038 (3MO SOFR + 575 bps)
( a)
(b)
500,000 470,245
Regatta 36 Funding Ltd. 2026-1A E, 9.72%, 4/15/2039 (3MO SOFR +
605 bps)
( a)(b)
500,000 501,129
Sixth Street CLO VI 2016-6AR ER3, 9.90%, 7/1/2039 (3MO SOFR +
615 bps)
( a)(b)
1,000,000 1,000,000
Voya CLO 2016-1A A1, 9.54%, 4/15/2039 (3MO SOFR + 587 bps)
( a)(b)
400,000 403,065
Total Collateralized Loan Obligations (Cost $16,318,854) 16,265,535
U.S. GOVERNMENT & AGENCIES — 64.11%
United States Treasury Bill, 3.31% , 7/14/2026
(c)
10,000,000 9,987,076
Total U.S. Government & Agencies (Cost $9,988,993) 9,987,076
MONEY MARKET FUNDS - 8.62% Shares Fair Value
State Street Institutional U.S. Government Money Market Fund, Premier
Class, 3.58%
(d)
1,343,141 1,343,141
Total Money Market Funds (Cost $1,343,141) 1,343,141

PennantPark Enhanced Income Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
MONEY MARKET FUNDS - 8.62% - continued Shares Fair Value
Total Investments — 177.16% (Cost $27,650,988 ) $ 27,595,752
Liabilities in Excess of Other Assets — (77.16)% (12,018,732)
NET ASSETS — 100.00% $ 15,577,020
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) The rate shown represents effective yield at time of purchase.
(d) Rate disclosed is the seven day effective yield as of June 30, 2026.